UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [X]; Amendment Number:     1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Davide Leone and Partners Investment Company LLP
           --------------------------------------------------
Address:    9-10 Savile Row
           --------------------------------------------------
            London W1S 3PF
           --------------------------------------------------
            United Kingdom
           --------------------------------------------------

Form 13F File Number:      028-15230
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Andrew Wall
           --------------------------------------------------
Title:       Chief Operating Officer
           --------------------------------------------------
Phone:       +44 20 7096 6920
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Andrew Wall                         London                May 16, 2013
-----------------------------      -------------------      ----------------
  [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          13
                                               -------------

Form 13F Information Table Value Total:         $ 379,190
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- --------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- --------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
COMERICA INC              COM             200340107      6,651   185,000 SH       SOLE       0          185,000      0    0
DELL INC                  COM             24702R101     22,212 1,550,000 SH       SOLE       0        1,550,000      0    0
ISHARES TR                RUSSELL 2000    464287655     31,294   332,000 SH       SOLE       0          332,000      0    0
JPMORGAN CHASE & CO       COM             46625H100     50,095 1,055,518 SH       SOLE       0        1,055,518      0    0
KINROSS GOLD CORP         COM NO PAR      496902404     44,805 5,650,000 SH       SOLE       0        5,650,000      0    0
MEAD JOHNSON NUTRITION CO COM             582839106     62,954   812,837 SH       SOLE       0          812,837      0    0
MEAD JOHNSON NUTRITION CO COM             582839106     30,980   400,000 SH  CALL SOLE       0                0      0    0
MEAD JOHNSON NUTRITION CO COM             582839106     38,725   500,000 SH  PUT  SOLE       0          500,000      0    0
MICROSOFT CORP            COM             594918104     13,161   460,000 SH       SOLE       0          460,000      0    0
MOLYCORP INC DEL          NOTE 3.250% 6/1 608753AA7        627     1,000 PRN      SOLE       0                0      0    0
MOLYCORP INC DEL          NOTE 6.000% 9/0 608753AF6        719     1,000 PRN      SOLE       0                0      0    0
MONSTER BEVERAGE CORP     COM             611740101     42,132   882,531 SH       SOLE       0          882,531      0    0
MONSTER BEVERAGE CORP     COM             611740101     34,836   729,700 SH  PUT  SOLE       0          729,700      0    0